[VOYA LAW DEPARTMENT STATIONERY] May 30, 2014 EDGAR U.S. Securities and Exchange Commission Division of Investment Management 100 F Street, N.E. Washington, D.C. 20549

Re:	Form N-4 Initial Registration
ING USA Annuity and Life Insurance Company

Dear Commissioners:

This filing is the initial filing of the Registration Statement on Form N-4 pertaining to the offering of flexible premium deferred combination variable and fixed annuity contracts by ING USA Annuity and
Life Insurance Company through its Separate Account B. The offering of the Contracts will be made on a continuous basis pursuant to Rule 415 of the Securities Act of 1933.

The Registration Statement relates only to the variable portion of the Contracts. A separate registration statement pertaining to the fixed portion of the Contracts will be filed on Form S-3 by the Company.
Both registration statements will contain an identical prospectus.

The registrant hereby acknowledges that:

  the registrant is responsible for the adequacy and accuracy of the disclosure in the filings;
  staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and
  the registrant may not assert staff comments as a defense in any proceeding initiated by the
  Commission or any person under the federal securities laws of the United States.

Please call or email me at (610) 425-3447 or nicholas.morinigo@us.ing.com with questions or comments. Sincerely,

/s/ Nicholas Morinigo Nicholas Morinigo Counsel

ING USA Annuity and Life Insurance Company 1475 Dunwoody Drive West Chester, PA 19380-1478

Tel: (610) 425-3447
Fax: (610) 425-3520